Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of major property, plant and equipment are as follows:

• Buildings:	Principally 31 years
• Machinery:	Principally 14 years

Summary of Estimated Useful Lives of Intangible Assets	The estimated useful lives of major intangible assets with finite useful lives are as follows:

• Software:	Principally 5 years
• Mining rights:	Principally 25 years